Asbestos (Details) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)
Change in estimates:
Change in actuarial estimate	$ (67.8)	(65.2)	$ 9.8	$ (3.8)
Change in actuarial estimate - insurance receivable	49.8		(0.5)	1.9
Change in estimate - AICF claims-handling costs	8.4	8.1	12.2	(1.4)
Subtotal - Change in estimates	(9.6)		21.5	(3.3)
Loss on foreign currency exchange	(6.2)		(107.3)	(220.9)
Total Asbestos Adjustments	$ (15.8)		$ (85.8)	$ (224.2)